Consolidated Balance Sheets (Unaudited) - USD ($)	Aug. 31, 2026		Nov. 30, 2025		Nov. 30, 2024
Current assets
Cash	$ 1,522		$ 432
Notes receivable	255,000
Prepaid expenses	129,668		25,000
Total current assets	386,190		25,432
Long-term prepaid insurance	24,613
Deferred offering costs			339,249		15,000
Cash and investments held in Trust Account	235,645,815
TOTAL ASSETS	236,056,618		364,681		15,000
Current liabilities
Accrued expenses	18,603		53,592		1,275
Accrued offering costs	75,000		172,841
Due to Sponsor	25,545		11,914
Total Current Liabilities	220,952		538,347		16,275
Deferred legal fees	413,467
Deferred underwriting fee	10,950,000
Total Liabilities	11,584,419		538,347
Commitments and Contingencies (Note 5)
Ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 and no shares at redemption value of approximately $10.25 and $0 per share at August 31, 2026 and November 30, 2025, respectively	235,645,815
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at August 31, 2026 and November 30, 2025
Ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,320,000 and 5,750,000 shares issued and outstanding (excluding 23,000,000 and no shares subject to possible redemption) at August 31, 2026 and November 30, 2025, respectively	632	[1],[2]	575	[1],[2]	575
Additional paid-in capital			31,425		24,425
Accumulated deficit	(11,174,248)		(205,666)		(1,275)
Stock subscription receivable					(25,000)
Total Shareholders’ Deficit	(11,173,616)		(173,666)		(1,275)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS’ DEFICIT	236,056,618		364,681		15,000
Related Party
Current liabilities
Accrued expenses – related party	101,804
Promissory note – related party			$ 300,000		$ 15,000

[1]	On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (Note 6).
[2]	On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per-share data have been retrospectively presented.